Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	£ 7,319	£ 2,164
Property, plant and equipment	495	398
Right-of-use assets	454	228
Investments in associated undertakings	53	30
Other investments	23
Deferred tax assets	43	42
Contract costs	182	75
Retirement benefit assets	3	19
Trade and other receivables	90	14
Derivative financial instruments	21	10
Non current assets	8,683	2,980
Current assets
Other investments	1	2
Inventories	200	136
Trade and other receivables	832	527
Current tax assets	36	9
Derivative financial instruments		2
Cash and cash equivalents	2,170	668
Current assets	3,239	1,344
Current liabilities
Trade and other payables	(1,162)	(764)
Current tax liabilities	(60)	(61)
Provisions for liabilities and charges	(133)	(27)
Bank and other short-term borrowings	(1,355)	(459)
Lease liabilities	(135)	(78)
Derivative financial instruments		(1)
Current liabilities	(2,845)	(1,390)
Net current assets/(liabilities)	394	(46)
Non-current liabilities
Other payables	(81)	(72)
Bank and other long-term borrowings	(3,574)	(1,256)
Lease liabilities	(332)	(139)
Deferred tax liabilities	(511)	(108)
Retirement benefit obligations	(30)	(27)
Provisions for liabilities and charges	(359)	(34)
Derivative financial instruments	(92)	(34)
Non current liabilities	(4,979)	(1,670)
Net assets	4,098	1,264
Equity Capital and reserves attributable to the Company's equity holders
Share capital	25	19
Share premium	9	7
Other reserves	763	(1,927)
Retained earnings	3,302	3,166
Equity attributable to owners of parent	4,099	1,265
Non-controlling interests	(1)	(1)
Total equity	£ 4,098	£ 1,264